Commitments and Contingencies (Narrative) (Details) (USD $) In Millions, unless otherwise specified			12 Months Ended
	Feb. 12, 2013	Dec. 31, 2012 numberofemployees	Dec. 31, 2012 NBCUniversal [Member]	Dec. 31, 2012 Station Venture Senior Secured Note Due In 2023 [Member]
Number of employees covered under collective bargaining agreements		6,700
Percentage of employees covered under collective bargaining agreements that have expired or are scheduled to expire during 2012		18.00%
Equity interest in Station Venture Holdings			79.62%
Voting interest in Station Venture Holdings			50.00%
Debt of unconsolidated variable interest entity				$ 816
Maturity year				2023
Collateral liability for unconsolidated subsidiary debt		482
Cash paid for settlement of collateral liability	$ 602